Significant Accounting Policies, Revenue Recognition (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue Recognition [Abstract]
Net increase to opening retained earnings	$ (189,601)		$ (189,601)		$ (144,877)	$ (127,850)
Components of Subscription Transaction and Services Revenues [Abstract]
Subscription, transaction and services	$ 32,732	$ 28,808	$ 97,440	$ 78,978	$ 108,569	96,460	$ 79,571
Services [Abstract]
Customer relationship period					5 years
Other revenue						1,200
Minimum [Member]
Services [Abstract]
Customer relationship period, business combination					2 years
Maximum [Member]
Services [Abstract]
Customer relationship period, business combination					4 years
Subscription and Transaction Fees [Member]
Components of Subscription Transaction and Services Revenues [Abstract]
Subscription, transaction and services					$ 99,609	89,476	74,725
Service and Other [Member]
Components of Subscription Transaction and Services Revenues [Abstract]
Subscription, transaction and services					$ 8,960	$ 6,984	4,846
Adjustment from adoption of ASC 606 [Member]
Revenue Recognition [Abstract]
Net increase to opening retained earnings							$ 1,908